Financial structure and financial costs	12 Months Ended
Dec. 31, 2020
Financial structure and financial costs
Financial structure and financial costs

NOTE 15 Financial structure and financial costs

15.1 Financial debt and derivative financial instruments

A)  Non-current financial debt and derivative financial instruments

As of December 31, 2020
(M$)
(Assets) / Liabilities	Secured	Unsecured	Total
Non-current financial debt	7,849	52,354	60,203
of which hedging instruments of non-current financial debt (liabilities)	–	1,615	1,615
Non-current financial assets	(1,019)	(3,762)	(4,781)
of which hedging instruments of non-current financial debt (assets)	–	(3,221)	(3,221)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	6,830	48,592	55,422
Variable rate bonds or bonds after fair value hedge	–	16,553	16,553
Fixed rate bonds or bonds after cash flow hedge	–	28,080	28,080
Other floating rate debt	40	3,944	3,984
Other fixed rate debt	73	438	511
Lease obligations	7,736	–	7,736
Non-current financial assets excluding derivative financial instruments	(1,019)	(432)	(1,451)
Non-current instruments held for trading	–	9	9
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	6,830	48,592	55,422

As of December 31, 2019
(M$)
(Assets) / Liabilities	Secured	Unsecured	Total
Non-current financial debt	6,438	41,335	47,773
of which hedging instruments of non-current financial debt (liabilities)	–	1,694	1,694
Non-current financial assets	(164)	(748)	(912)
of which hedging instruments of non-current financial debt (assets)	–	(512)	(512)
NON-CURRENT FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	6,274	40,587	46,861
Variable rate bonds or bonds after fair value hedge	–	19,340	19,340
Fixed rate bonds or bonds after cash flow hedge	–	20,499	20,499
Other floating rate debt	72	618	690
Other fixed rate debt	103	322	425
Lease obligations	6,263	–	6,263
Non-current financial assets excluding derivative financial instruments	(164)	(169)	(333)
Non-current instruments held for trading	–	(23)	(23)
NON-CURRENT FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	6,274	40,587	46,861

As of December 31, 2018
(M$)
(Assets) / Liabilities	Secured	Unsecured	Total
Non-current financial debt	1,870	38,259	40,129
of which hedging instruments of non-current financial debt (liabilities)	—	1,880	1,880
Non-current financial assets	—	(680)	(680)
of which hedging instruments of non-current financial debt (assets)	—	(613)	(613)
NON-CURRENT FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	1,870	37,579	39,449
Variable rate bonds or bonds after fair value hedge	—	20,570	20,570
Fixed rate bonds or bonds after cash flow hedge	—	15,672	15,672
Other floating rate debt	111	621	732
Other fixed rate debt	94	754	848
Financial lease obligations	1,665	—	1,665
Non-current instruments held for trading	—	(38)	(38)
NON-CURRENT FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	1,870	37,579	39,449

In April 2020, the Group put in place a new committed syndicated credit line with banking counterparties for an initial amount of USD 6,350 million and with a 12-month tenor (with the option to extend twice by a further 6 months at TOTAL's hand). As of December 31 2020, the remaining balance of the committed syndicated credit line is USD 3,646 million and is included in line item "Other floating rate debt" (in "Non-current financial debt").

The bonds, as of December 31, 2020, after taking into account currency and interest rates swaps fair value, is detailed as follows:

		Amount	Amount	Amount
		after	after	after
Bonds after fair value hedge or		hedging as of	hedging as of	hedging as of	Range	Range of initial current rate
variable rate bonds	Currency of	December 31,	December 31,	December 31,	of current	before hedging
(M$)	issuance	2020	2019	2018	maturities	instruments
Bond	USD	6,253	6,276	6,276	2021 - 2028	2.218% - 3.883%
Bond	USD	–	300	750
Bond	CHF	410	410	204	2026 - 2029	0.176% - 0.298%
Bond	NZD	–	164	252
Bond	AUD	377	378	699	2021 - 2025	4.000% - 4.250%
Bond	EUR	8,666	9,675	10,212	2021 - 2044	0.250% - 3.125%
Bond	EUR	–	1,641	1,644
Bond	CAD	–	92	93
Bond	GBP	1,522	2,035	1,536	2022 - 2031	1.405% - 2.250%
Bond	GBP	–	–	472
Bond	HKD	129	128	207	2025	2.920%
Current portion (less than one year)		(2,699)	(3,661)	(3,679)
Principal financing entities(a)		14,658	17,438	18,666
TOTAL SE(b)		1,200	1,203	1,203	2022	0.500%
Other consolidated subsidiaries		695	699	701
TOTAL VARIABLE RATE BONDS OR BONDS AFTER FAIR VALUE HEDGE		16,553	19,340	20,570

		Amount	Amount	Amount
		after	after	after
Bonds after cash flow hedge or		hedging as of	hedging as of	hedging as of	Range	Range of initial current rate
fixed rate bonds	Currency of	December 31,	December 31,	December 31,	of current	before hedging
(M$)	issuance	2020	2019	2018	maturities	instruments
Bond	EUR	15,259	10,246	9,268	2024 - 2044	0.696% - 5.125%
Bond	USD	11,524	8,565	5,040	2021 - 2060	2.829% - 4.250%
Bond	HKD	208	202	187	2026	3.088%
Bond	CHF	1,134	1,079	1,035	2024 - 2027	0.510% - 1.010%
Bond	GBP	998	982	326	2024 - 2026	1.250% - 1.660%
Bond	AUD	9	5	–	2025	4.000%
Current portion (less than one year)		(1,500)	(1,250)	(946)
Principal financing entities(a)		27,632	19,829	14,910
Other consolidated subsidiaries		448	670	762
TOTAL BONDS AFTER CASH FLOW HEDGE OR FIXED RATE BONDS		28,080	20,499	15,672

(a)	All debt securities issued through the following subsidiaries are fully and unconditionally guaranteed by TOTAL SE as to payment of principal, premium, if any, interest and any other amounts due:
-	TOTAL CAPITAL is a wholly and directly owned subsidiary of TOTAL SE (except for one share held by each director). It acts as a financing vehicle for the Group. The repayment of its financial debt (capital, premium and interest) is fully and unconditionally guaranteed by TOTAL SE.
-	TOTAL CAPITAL CANADA Ltd. is a wholly and directly owned subsidiary of TOTAL SE. It acts as a financing vehicle for the activities of the Group in Canada. The repayment of its financial debt (capital, premium and interest) is fully and unconditionally guaranteed by TOTAL SE.
-	TOTAL CAPITAL INTERNATIONAL is a wholly and directly owned subsidiary of TOTAL SE (except for one share held by each director). It acts as a financing vehicle for the Group. The repayment of its financial debt (capital, premium and interest) is fully and unconditionally guaranteed by TOTAL SE.
(b)	Debt financing of $1.2 billion through a structure combining the issue of cash-settled convertible bonds with the purchase of cash-settled call options to hedge TOTAL's exposure to the exercise of the conversion rights under the bonds.

Loan repayment schedule (excluding current portion)

		of which hedging		of which hedging
		instruments		instruments	Non-current
As of December 31,		of non‑current	Non-current	of non-current	financial debt and
2020	Non‑current	financial debt	financial	financial debt	related financial
(M$)	financial debt	(liabilities)	assets	(assets)	instruments	%
2022	9,932	142	(142)	(58)	9,790	18%
2023	5,988	59	(268)	(218)	5,720	10%
2024	6,340	115	(395)	(277)	5,945	11%
2025	4,535	150	(260)	(212)	4,275	8%
2026 and beyond	33,408	1,149	(3,716)	(2,456)	29,692	53%
TOTAL	60,203	1,615	(4,781)	(3,221)	55,422	100%

		of which hedging		of which hedging
		instruments		instruments	Non-current
As of December 31,		of non‑current	Non-current	of non-current	financial debt and
2019	Non‑current	financial debt	financial	financial debt	related financial
(M$)	financial debt	(liabilities)	assets	(assets)	instruments	%
2021	5,716	204	(101)	(9)	5,615	12%
2022	6,226	433	(148)	(121)	6,078	13%
2023	5,230	106	(67)	(18)	5,163	11%
2024	5,885	139	(87)	(83)	5,798	12%
2025 and beyond	24,716	812	(509)	(281)	24,207	52%
TOTAL	47,773	1,694	(912)	(512)	46,861	100%

		of which hedging		of which hedging
		instruments		instruments	Non-current
As of December 31,		of non‑current	Non-current	of non-current	financial debt and
2018	Non‑current	financial debt	financial	financial debt	related financial
(M$)	financial debt	(liabilities)	assets	(assets)	instruments	%
2020	5,442	386	(10)	–	5,432	14%
2021	4,042	251	(76)	(57)	3,966	10%
2022	5,262	448	(104)	(104)	5,158	13%
2023	5,020	93	(37)	–	4,983	13%
2024 and beyond	20,363	702	(453)	(452)	19,910	50%
TOTAL	40,129	1,880	(680)	(613)	39,449	100%

Analysis by currency and interest rate

These analyses take into account interest rate and foreign currency swaps to hedge non-current financial debt.

As of December 31,
(M$)	2020	%	2019	%	2018	%
U.S. Dollar	48,609	88%	43,276	92%	38,120	97%
Euro	3,144	6%	2,639	6%	1,103	3%
Norwegian krone	72	0%	81	0%	27	0%
Other currencies	3,597	6%	865	2%	199	0%
TOTAL	55,422	100%	46,861	100%	39,449	100%

As of December 31,
(M$)	2020	%	2019	%	2018	%
Fixed rate	34,870	63%	26,985	58%	18,139	46%
Floating rate	20,552	37%	19,876	42%	21,310	54%
TOTAL	55,422	100%	46,861	100%	39,449	100%

B)  Current financial assets and liabilities

Current borrowings consist mainly of drawings on commercial papers or treasury bills and of bank loans. These instruments bear interest at rates that are close to market rates.

As of December 31,
(M$)
(Assets) / Liabilities	2020	2019	2018
Current financial debt(a)	11,305	8,710	8,316
Current lease obligations	1,206	1,202	–
Current portion of non-current financial debt	4,588	4,907	4,990
Current borrowings (note 14)	17,099	14,819	13,306

Current portion of hedging instruments of debt (liabilities)	104	424	295
Other current financial instruments (liabilities)	99	63	183
Other current financial liabilities (note 14)	203	487	478

Current deposits beyond three months	(4,436)	(3,611)	(3,536)
Non-traded marketable securities	–	(114)	–
Financial receivables on sub-lease, current	(111)	(145)	–
Current portion of hedging instruments of debt (assets)	(18)	–	(45)
Other current financial instruments (assets)	(65)	(122)	(73)
Current financial assets (note 14)	(4,630)	(3,992)	(3,654)

NET CURRENT BORROWINGS	12,672	11,314	10,130

(a)	As of December 31, 2020, December 31, 2019 and December 31, 2018, the current financial debt includes a commercial paper program in Total Capital and Total Capital Canada Ltd. Total Capital and Total Capital Canada Ltd.are wholly-owned subsidiaries of TOTAL SE. They act as financing vehicles for the activities of the Group . Their debt securities are fully and unconditionally guaranteed by TOTAL SE as to payment of principal, premium, if any, interest and any other amounts due.

C)  Cash flow from (used in) financing activities

The variations of financial debt are detailed as follows:

			Non-cash changes
			Change in
	As of		scope,			Reclassification		As of
	January 1,	Cash	including IFRS 5	Foreign	Changes in	Non-current /		December 31,
(M$)	2020	changes	reclassification	currency	fair value	Current	Other	2020
Non-current financial instruments - assets(a) and non-current financial assets	(912)	(228)	3	(59)	(2,729)	118	(974)	(4,781)
Non-current financial debt	47,773	15,800	(456)	192	2,973	(8,711)	2,632	60,203
Non-current financial debt and related financial instruments	46,861	15,572	(453)	133	244	(8,593)	1,658	55,422

Current financial instruments - assets(a)	(268)	178	–	(6)	46	(118)	(26)	(194)
Current borrowings	14,819	(6,679)	6	(132)	188	8,711	186	17,099
Current financial instruments - liabilities(a)	487	–	(5)	8	(287)	–	–	203
Current financial debt and related financial instruments	15,038	(6,501)	1	(130)	(53)	8,593	160	17,108

Financial debt and financial assets classified as held for sale	301	–	(10)	22	–	–	–	313
FINANCIAL DEBT	62,200	9,071	(462)	25	191	–	1,818	72,843

(a)	Fair value or cash flow hedge instruments and other non-hedge debt-related derivative instruments.

			Non-cash changes
			Change in
	As of		scope,	First			Reclassification		As of
	January 1,	Cash	including IFRS 5	application	Foreign	Changes in	Non-current /		December 31,
(M$)	2019	changes	reclassification	IFRS 16	currency	fair value	Current	Other	2019
Non-current financial instruments - assets(a) and non-current financial assets	(680)	21	12	(50)	4	(71)	144	(292)	(912)
Non-current financial debt	40,129	8,110	(731)	4,805	(48)	484	(6,661)	1,685	47,773
Non-current financial debt and related financial instruments	39,449	8,131	(719)	4,755	(44)	413	(6,517)	1,393	46,861

Current financial instruments - assets(a)	(118)	125	–	–	2	(32)	(144)	(101)	(268)
Current borrowings	13,306	(5,954)	(35)	750	184	(26)	6,661	(67)	14,819
Current financial instruments - liabilities(a)	478	–	–	–	(6)	15	–	–	487
Current financial debt and related financial instruments	13,666	(5,829)	(35)	750	180	(43)	6,517	(168)	15,038

Financial debt and financial assets classified as held for sale	–	–	301	–	–	–	–	–	301
FINANCIAL DEBT	53,115	2,302	(453)	5,505	136	370	–	1,225	62,200
(a)	Fair value or cash flow hedge instruments and other non-hedge debt-related derivative instruments.

			Non-cash changes
			Change in
	As of		scope,			Reclassification		As of
	January 1,	Cash	including IFRS 5	Foreign	Changes in	Non-current /		December 31,
(M$)	2018	changes	reclassification	currency	fair value	Current	Other	2018
Non-current financial instruments - assets(a)	(679)	–	(72)	12	59	–	–	(680)
Non-current financial debt	41,340	649	4,708	(59)	62	(6,260)	(311)	40,129
Non-current financial debt and related financial instruments	40,661	649	4,636	(47)	121	(6,260)	(311)	39,449

Current financial instruments - assets(a)	(423)	–	–	10	295	–	–	(118)
Current borrowings	11,096	(3,990)	230	270	(514)	6,260	(46)	13,306
Current financial instruments - liabilities(a)	245	–	67	(11)	177	–	–	478
Current financial debt and related financial instruments	10,918	(3,990)	297	269	(42)	6,260	(46)	13,666

Financial debt classified as held for sale	–	–	–	–	–	–	–	–
FINANCIAL DEBT	51,579	(3,341)	4,933	222	79	–	(357)	53,115

(a) Fair value or cash flow hedge instruments and other non-hedge debt-related derivative instruments.

Monetary changes in non-current financial debt are detailed as follows:

For the year ended December 31,
(M$)	2020	2019	2018
Issuance of non-current debt	16,075	8,668	3,938
Repayment of non-current debt	(275)	(538)	(3,289)
NET AMOUNT	15,800	8,131	649

D)  Cash and cash equivalents

Accounting principles

Cash and cash equivalents are comprised of cash on hand and highly liquid short-term investments that are easily convertible into known amounts of cash and are subject to insignificant risks of changes in value.

Investments with maturity greater than three months and less than twelve months are shown under “Current financial assets”.

Changes in current financial assets and liabilities are included in the financing activities section of the Consolidated Statement of Cash Flows.

Cash and cash equivalents are detailed as follows:

For the year ended December 31,
(M$)	2020	2019	2018
Cash	14,518	16,456	15,186
Cash equivalents	16,750	10,896	12,721
TOTAL	31,268	27,352	27,907

Cash equivalents are mainly composed of deposits less than three months deposited in government institutions or deposit banks selected in accordance with strict criteria.

As of December 31, 2020, the cash and cash equivalents include $2,140 millions subject to restrictions, notably due to regulatory framework or to the fact they are owned by affiliates located in countries with exchange controls.

E) Net-debt-to-capital ratio

For its internal and external communication needs, the Group calculates a debt ratio by dividing its net financial debt excluding leases by its capital.

The ratio is calculated as follows: Net debt excluding leases / (Equity + Net debt excluding leases)

As of December 31,
(M$)
(Assets) / Liabilities	2020	2019	2018
Current borrowings(a)	15,893	13,617	13,093
Other current financial liabilities	203	487	478
Current financial assets(a)	(4,519)	(3,847)	(3,654)
Net financial assets and liabilities held for sale or exchange	313	301	(15)
Non-current financial debt(a)	52,467	41,510	38,464
Non-current financial assets(a)	(3,762)	(748)	(680)
Cash and cash equivalents	(31,268)	(27,352)	(27,907)
Net financial debt	29,327	23,968	19,779
Shareholders’ equity – Group share	103,702	116,778	115,640
Non-controlling interests	2,383	2,527	2,474
Shareholders’ equity	106,085	119,305	118,114
NET-DEBT-TO-CAPITAL RATIO EXCLUDING LEASES	21.7%	16.7%	14.3%

(a)	excluding leases receivables & leases debts.

15.2) Fair value of financial instruments (excluding commodity contracts)

Accounting principles

The Group uses derivative instruments to manage its exposure to risks of changes in interest rates, foreign exchange rates and commodity prices. These financial instruments are accounted for in accordance with IFRS 9, changes in fair value of derivative instruments are recognized in the statement of income or in other comprehensive income and are recognized in the balance sheet in the accounts corresponding to their nature, according to the risk management strategy. The derivative instruments used by the Group are the following:

-     Cash management

Financial instruments used for cash management purposes are part of a hedging strategy of currency and interest rate risks within global limits set by the Group and are considered to be held for trading. Changes in fair value are systematically recorded in the statement of income. The balance sheet value of those instruments is included in “Current financial assets” or “Other current financial liabilities”.

-     Long-term financing

When an external long-term financing is set up, specifically to finance subsidiaries, and when this financing involves currency and interest rate derivatives, these instruments are qualified as:

1)       Fair value hedge of the interest rate and currency risks on the external debt financing the loans to subsidiaries. Changes in fair value of derivatives are recognized in the statement of income, as are changes in fair value of underlying financial debts and loans to subsidiaries.

The fair value of those hedging instruments of long-term financing is included in assets under “Non-current financial assets” or in liabilities under “Non-current financial debt “for the non-current portion. The current portion (less than one year) is accounted for in “Current financial assets” or “Other current financial liabilities”.

In case of the anticipated termination of derivative instruments accounted for as fair value hedges, the amount paid or received is recognized in the statement of income and:

●   If this termination is due to an early cancellation of the hedged items, the adjustment previously recorded as revaluation of those hedged items is also recognized in the statement of income;

●   If the hedged items remain in the balance sheet, the adjustment previously recorded as a revaluation of those hedged items is spread over the remaining life of those items.

In case of a change in the strategy of the hedge (fair value hedge to cash flow hedge), if the components of the initial aggregated exposure had already been designated in a hedging relationship (FVH), the Group designates the new instrument as a hedging instrument of an aggregated position (CFH) without having to end the initial hedging relationship.

2)      Cash flow hedge when the Group implements a strategy of fixing interest rate and/or currency rate on the external debt. Changes in fair value are recorded in Other comprehensive Income for the effective portion of the hedging and in the statement of income for the ineffective portion of the hedging. When the hedged transaction affects profit or loss, the fair value variations of the hedging instrument recorded in equity are also symmetrically recycled to the income statement.

The fair value of those hedging instruments of long-term financing is included in assets under “Non-current financial assets” or in liabilities under “Non-current financial debt“ for the non-current portion. The current portion (less than one year) is accounted for in “Current financial assets” or “Other current financial liabilities”.

If the hedging instrument expires, is sold or terminated by anticipation, gains or losses previously recognized in equity remain in equity. Amounts are recycled to the income statement only when the hedged transaction affects profit or loss.

3)     In compliance with IFRS9, the Group has decided to recognize in a separate component of the comprehensive income the variation of foreign currency basis spread (Cross Currency Swaps) identified in the hedging relationships qualified as fair value hedges and cash flow hedges.

-     Foreign subsidiaries’ equity hedge

Certain financial instruments hedge against risks related to the equity of foreign subsidiaries whose functional currency is not the euro (mainly the dollar). These instruments qualify as “net investment hedges” and changes in fair value are recorded in other comprehensive income under "Currency translation" for the effective portion of the hedging and in the statement of income for the ineffective portion of the hedging. Gains or losses on hedging instruments previously recorded in equity, are reclassified to the statement of income in the same period as the total or partial disposal of the foreign activity.

The fair value of these instruments is recorded under “Current financial assets” and ”Other current financial liabilities”.

-     Commitments to purchase shares held by non-controlling interests (put options written on minority interests)

Put options granted to non-controlling-interest shareholders are initially recognized as financial liabilities at the present value of the exercise price of the options with a corresponding reduction in shareholders’ equity. The financial liability is subsequently measured at fair value at each balance sheet date in accordance with contractual clauses and any variation is recorded in the statement of income (cost of debt).

A)  Impact on the statement of income per nature of financial instruments

Assets and liabilities from financing activities

The impact on the statement of income of financing assets and liabilities mainly includes:

●	Financial income on cash, cash equivalents, and current financial assets (notably current deposits beyond three months) classified as “Loans and receivables”;
●	Financial expense of long term subsidiaries financing, associated hedging instruments (excluding ineffective portion of the hedge detailed below) and financial expense of short term financing classified as “Financing liabilities and associated hedging instruments”;
●	Ineffective portion of bond hedging;
●	Financial income and financial expense on lease contracts and;
●	Financial income, financial expense and fair value of derivative instruments used for cash management purposes classified as “Assets and liabilities held for trading”.

Financial derivative instruments used for cash management purposes (interest rate and foreign exchange) are considered to be held for trading. Based on practical documentation issues, the Group did not elect to set up hedge accounting for such instruments. The impact on income of the derivatives is offset by the impact of loans and current liabilities they are related to. Therefore these transactions taken as a whole do not have a significant impact on the Consolidated Financial Statements.

For the year ended December 31,
(M$)	2020	2019	2018
Loans and receivables	154	200	161
Financing liabilities and associated hedging instruments	(1,660)	(1,897)	(1,927)
Fair value hedge (ineffective portion)	12	(1)	(6)
Lease assets and obligations	(422)	(417)	–
Assets and liabilities held for trading	(194)	(237)	(349)
IMPACT ON THE COST OF NET DEBT	(2,110)	(2,352)	(2,121)

B)  Impact of the hedging strategies

Fair value hedge instruments

The impact on the statement of income of the bond hedging instruments which is recorded in the item “Financial interest on debt” in the Consolidated Statement of Income is detailed as follows:

For the year ended December 31,
(M$)	2020	2019	2018
Revaluation impact at market value of bonds	(4,004)	(762)	1,332
Swap hedging of bonds	4,016	761	(1,338)
INEFFECTIVE PORTION OF THE FAIR VALUE HEDGE	12	(1)	(6)

The ineffective portion is not representative of the Group’s performance considering the Group’s objective to hold swaps to maturity. The current portion of the swaps valuation is not subject to active management.

Net investment hedge

The variations of the period are detailed in the table below:

For the year ended December 31,	As of			As of
(M$)	January 1,	Variations	Disposals	December 31
2020	(717)	(71)	–	(788)
2019	(724)	7	–	(717)
2018	(762)	38	–	(724)

As of December 31, 2020, 2019 and 2018 the Group had no open forward contracts under these hedging instruments.

Cash flow hedge

The impact on the statement of income and other comprehensive income of the hedging instruments qualified as cash flow hedges is detailed as follows:

For the year ended December 31,
(M$)	2020	2019	2018
Profit (Loss) recorded in other comprehensive income of the period	(327)	(585)	24
Recycled amount from other comprehensive income to the income statement of the period	139	47	(116)

As of December 31, 2020, 2019 and 2018, the ineffective portion of these financial instruments is nil.

Hedging instruments and hedged items by strategy

Fair Value Hedge

The following charts regarding Fair Value Hedge, disclose by nature of hedging instruments (Interest Rate Swaps and Cross Currency Swaps):

-	The nominal amounts and carrying amounts of hedging instruments ;
-	The carrying amounts of hedged items and cumulative FVH adjustments included in the carrying amounts of the hedged items;

The hedged items that have ceased to be adjusted for hedging gains and losses.

For the year ended December 31 2020
(M$)
							Cumulative FVH
		Nominal					adjustments included
		amount of	Carrying amount of		Carrying amount of		in the carrying amount		Line items in the
	Hedging	hedging	hedging instruments		hedged items		of the hedged items		statement of
Hedged items	instruments	instruments	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	financial position
	Interest Rate								Financial debt /
Bonds	Swaps	8,063	527	(15)	—	(8,586)	—	(1,136)	Financial assets
	Cross Currency								Financial debt /
Bonds	Swaps	11,011	836	(211)	—	(11,109)	—	(98)	Financial assets
End of hedging (before 2018)		—	—	—	—	—	—	(47)

For the year ended December 31 2019
(M$)
							Cumulative FVH
		Nominal					adjustments included
		amount of	Carrying amount of		Carrying amount of		in the carrying amount		Line items in the
	Hedging	hedging	hedging instruments		hedged items		of the hedged items		statement of
Hedged items	instruments	instruments	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	financial position
Bonds	Interest Rate Swaps	8,012	270	(75)	—	(7,450)	—	(795)	Financial debt / Financial assets
Bonds	Cross Currency Swaps	14,357	124	(1,011)	—	(14,357)	—	1,290	Financial debt / Financial assets
End of hedging (before 2018)				—	—	—	—	(71)

Cash Flow Hedge

The following charts regarding Cash Flow Hedge disclose the nominal amounts and carrying amounts by nature of hedging instruments (Interest Rate Swaps and Cross Currency Swaps).

According to IFRS 9, there is no accounting entry related to Cash Flow Hedge on hedged items.

Nominal
	Nature of	amount of	Carrying amount of		Line item in the
For the year ended December 31, 2020	hedging	hedging	hedging instruments		statement of
(M$)	instruments	instruments	Assets	Liabilities	financial position
	Interest Rate				Financial debt /
Bonds	Swaps	12,781	—	(1,441)	Financial assets
	Cross Currency				Financial debt /
Bonds	Swaps	17,511	1,856	(32)	Financial assets

Nominal
	Nature of	amount of	Carrying amount of		Line item in the
For the year ended December 31, 2019	hedging	hedging	hedging instruments		statement of
$M	instruments	instruments	Assets	Liabilities	financial position
	Interest Rate				Financial debt /
Bonds	Swaps	12,782	25	(527)	Financial assets
	Cross Currency				Financial debt /
Bonds	Swaps	12,604	19	(431)	Financial assets

C)  Maturity of derivative instruments

The maturity of the notional amounts of derivative instruments, excluding the commodity contracts, is detailed in the following table:

For the year ended December 31, 2020		Notional		Notional value schedule
(M$)	Fair	value	Fair	2022					2026
Assets / (Liabilities)	value	2021	value	and after	2022	2023	2024	2025	and after
Fair value hedge
Swaps hedging bonds (assets)	18	1,250	1,365	12,642
Swaps hedging bonds (liabilities)	(104)	1,445	(142)	3,737
Total swaps hedging bonds	(86)	2,695	1,223	16,379	4,350	3,858	2,087	1,630	4,454
Cash flow hedge
Swaps hedging bonds (assets)	—	—	1,856	16,259
Swaps hedging bonds (liabilities)	—	—	(1,473)	14,033
Total swaps hedging bonds	—	—	383	30,292	—	1,000	3,659	4,459	21,174
Forward exchange contracts related to operating activites (assets)	16	262	20	394
Forward exchange contracts related to operating activites (liabilities)	—	—	—	—
Total forward exchange contracts related to operating activities	16	262	20	394	276	118	—	—	—
Held for trading
Other interest rate swaps (assets)	10	22,011	84	3,214
Other interest rate swaps (liabilities)	(51)	7,693	(116)	3,695
Total other interest rate swaps	(41)	29,704	(32)	6,909	2,067	764	2,004	1,937	137
Currency swaps and forward exchange contracts (assets)	39	3,323	5	344
Currency swaps and forward exchange contracts (liabilities)	(48)	2,580	(2)	54
Total currency swaps and forward exchange contracts	(9)	5,903	3	398	189	145	64	—	—

Notional amounts set the levels of commitment and are indicative nor of a contingent gain or loss neither of a related debt.

For the year ended December 31, 2019		Notional		Notional value schedule
(M$)	Fair	value	Fair	2021					2025
Assets / (Liabilities)	value	2020	value	and after	2021	2022	2023	2024	and after
Fair value hedge
Swaps hedging bonds (assets)	–	–	469	10,896
Swaps hedging bonds (liabilities)	(423)	3,346	(736)	8,127
Total swaps hedging bonds	(423)	3,346	(267)	19,023	2,695	4,298	3,858	2,337	5,835
Cash flow hedge
Swaps hedging bonds (assets)	–	–	43	4,062
Swaps hedging bonds (liabilities)	–	–	(958)	21,324
Total swaps hedging bonds	–	–	(915)	25,386	–	–	1,000	3,659	20,727
Forward exchange contracts related to operating activites (assets)	1	29	–	–
Forward exchange contracts related to operating activites (liabilities)	–	–	–	–
Total forward exchange contracts related to operating activites	1	29	–	–	–	–	–	–	–
Held for trading
Other interest rate swaps (assets)	11	23,522	50	2,225
Other interest rate swaps (liabilities)	(24)	16,007	(44)	3,475
Total other interest rate swaps	(13)	39,529	6	5,700	2,217	1,463	18	1,820	182
Currency swaps and forward exchange contracts (assets)	111	6,446	17	431
Currency swaps and forward exchange contracts (liabilities)	(39)	4,455	–	131
Total currency swaps and forward exchange contracts	72	10,901	17	562	529	33	–	–	–

Notional amounts set the levels of commitment and are indicative nor of a contingent gain or loss neither of a related debt.

For the year ended December 31, 2018		Notional		Notional value schedule
(M$)	Fair	value	Fair	2020					2024
Assets / (Liabilities)	value	2019	value	and after	2020	2021	2022	2023	and after

Fair value hedge
Swaps hedging bonds (assets)	45	1,345	235	3,712
Swaps hedging bonds (liabilities)	(208)	1,874	(1,281)	16,225
Total swaps hedging bonds	(163)	3,219	(1,046)	19,937	3,346	1,945	4,309	3,858	6,479
Cash flow hedge
Swaps hedging bonds (assets)	—	—	378	10,043
Swaps hedging bonds (liabilities)	(87)	969	(599)	11,265
Total swaps hedging bonds	(87)	969	(221)	21,308	—	—	—	—	21,308
Forward exchange contracts related to operating activites (assets)	2	39	—	4
Forward exchange contracts related to operating activites (liabilities)	—	—	—	—
Total forward exchange contracts related to operating activites	2	39	—	4	4	—	—	—	—
Held for trading
Other interest rate swaps (assets)	7	17,001	57	2,515
Other interest rate swaps (liabilities)	(79)	20,816	(22)	2,686
Total other interest rate swaps	(72)	37,817	35	5,201	2,186	1,004	56	1	1,954
Currency swaps and forward exchange contracts (assets)	66	10,500	11	44
Currency swaps and forward exchange contracts (liabilities)	(104)	9,107	(7)	34
Total currency swaps and forward exchange contracts	(38)	19,607	4	78	65	12	1	—	—

Notional amounts set the levels of commitment and are indicative nor of a contingent gain or loss neither of a related debt.

D)  Fair value hierarchy

Accounting principles

Fair values are estimated for the majority of the Group’s financial instruments, with the exception of publicly traded equity securities and marketable securities for which the market price is used.

Estimations of fair value, which are based on principles such as discounting future cash flows to present value, must be weighted by the fact that the value of a financial instrument at a given time may be influenced by the market environment (liquidity especially), and also the fact that subsequent changes in interest rates and exchange rates are not taken into account.

As a consequence, the use of different estimates, methodologies and assumptions could have a material effect on the estimated fair value amounts.

The methods used are as follows:

-     Financial debts, swaps

The market value of swaps and of bonds that are hedged by those swaps has been determined on an individual basis by discounting future cash flows with the market curves existing at year-end.

-     Other financial instruments

The fair value of the interest rate swaps and of FRA’s (Forward Rate Agreements) are calculated by discounting future cash flows on the basis of market curves existing at year-end after adjustment for interest accrued but unpaid. Forward exchange contracts and currency swaps are valued on the basis of a comparison of the negotiated forward rates with the rates in effect on the financial markets at year-end for similar maturities.

Exchange options are valued based on models commonly used by the market.

The fair value hierarchy for financial instruments, excluding commodity contracts, is as follows:

	Quoted prices in
	active markets	Prices based	Prices based on
	for identical	on observable	non observable
As of December 31, 2020	assets	data	data
(M$)	(level 1)	(level 2)	(level 3)	Total
Fair value hedge instruments	—	1,137	—	1,137
Cash flow hedge instruments	—	408	—	408
Assets and liabilities held for trading	—	(68)	—	(68)
Equity instruments	706	—	—	706
TOTAL	706	1,477	—	2,183

	Quoted prices in
	active markets	Prices based	Prices based on
	for identical	on observable	non observable
As of December 31, 2019	assets	data	data
(M$)	(level 1)	(level 2)	(level 3)	Total
Fair value hedge instruments	–	(690)	–	(690)
Cash flow hedge instruments	–	(915)	–	(915)
Assets and liabilities held for trading	–	82	–	82
Equity instruments	240	–	–	240
TOTAL	240	(1,523)	–	(1,283)

	Quoted prices in
	active markets	Prices based	Prices based on
	for identical	on observable	non observable
As of December 31, 2018	assets	data	data
(M$)	(level 1)	(level 2)	(level 3)	Total
Fair value hedge instruments	–	(1,209)	–	(1,209)
Cash flow hedge instruments	–	(306)	–	(306)
Assets and liabilities held for trading	–	(71)	–	(71)
Equity instruments	94	–	–	94
TOTAL	94	(1,586)	–	(1,492)

15.3 Financial risks management

Financial markets related risks

As part of its financing and cash management activities, the Group uses derivative instruments to manage its exposure to changes in interest rates and foreign exchange rates. These instruments are mainly interest rate and currency swaps. The Group may also occasionally use futures contracts and options. These operations and their accounting treatment are detailed in Notes 14, 15.1 and 15.2 to the Consolidated Financial Statements.

Risks relative to cash management operations and to interest rate and foreign exchange financial instruments are managed according to rules set by the Group’s senior management, which provide for regular pooling of available cash balances, open positions and management of the financial instruments by the Treasury Department. Excess cash of the Group is deposited mainly in government institutions, deposit banks, or major companies through deposits, reverse repurchase agreements and purchase of commercial paper. Liquidity positions and the management of financial instruments are centralized by the Treasury Department, where they are managed by a team specialized in foreign exchange and interest rate market transactions.

The Cash Monitoring-Management Unit within the Treasury Department monitors limits and positions per bank on a daily basis and results of the Front Office. This unit also prepares marked-to-market valuations of used financial instruments and, when necessary, performs sensitivity analysis.

Counterparty risk

The Group has established standards for market transactions under which any banking counterparty must be approved in advance, based on an assessment of the counterparty’s financial solidity (multi-criteria analysis including notably a review of its Credit Default Swap (CDS) level, credit ratings from Standard & Poor’s and Moody’s, which must be of high standing, and general financial situation).

An overall credit limit is set for each authorised financial counterparty and is allocated amongst the affiliates and the Group’s central treasury entities, according to the Group’s financial needs.

To reduce the market valuation risk on its commitments, in particular relating to derivative instruments, the Treasury Department has entered into margin call agreements with its counterparties, in compliance with applicable regulations. Moreover, since December 21, 2018 and pursuant to Regulation (EU) No. 648/2012 on OTC derivatives, central counterparties and trade repositories (EMIR), any new interest rate hedging swap (excluding cross currency swaps) entered into by a Group’s entity is now subject to central clearing.

Short-term interest rate exposure and cash

Cash balances, which are primarily composed of euros and dollars, are managed according to the guidelines established by the Group’s senior management (to maintain an adequate level of liquidity, optimize revenue from investments considering existing interest rate yield curves, and minimize the cost of borrowing) over a less than twelve-month horizon and on the basis of a daily interest rate benchmark, primarily through short-term interest rate swaps and short-term currency swaps, without modifying currency exposure.

Interest rate risk on non-current debt

The Group’s policy consists in incurring long-term debt at a floating or fixed rate, depending on the Group’s general corporate needs and the interest rate environment at the time of issue, mainly in dollars or euros. Long-term interest rate and currency swaps may be entered into for the purpose of hedging bonds at the time of issuance, synthetically resulting in the incurrence of variable or fixed rate debt. In order to partially alter the interest rate exposure of its long-term indebtedness, TOTAL may also enter into long-term interest rate swaps on an ad-hoc basis.

Currency exposure

The Group generally seeks to minimize the currency exposure of each entity to its functional currency (primarily the dollar, the euro, the pound sterling and the Norwegian krone).

For currency exposure generated by commercial activity, the hedging of revenues and costs in foreign currencies is typically performed using currency operations on the spot market and, in some cases, on the forward market. The Group rarely hedges future cash flows, although it may use options to do so.

With respect to currency exposure linked to non-current assets, the Group has a hedging policy of financing these assets in their functional currency.

Net short-term currency exposure is periodically monitored against limits set by the Group’s senior management.

The non-current debt described in Note 15.1 to the Consolidated Financial Statements is generally raised by the corporate treasury entities either directly in dollars or in euros, or in other currencies which are then exchanged for dollars or euros through swap issues to appropriately match general corporate needs. The proceeds from these debt issuances are loaned to affiliates whose accounts are kept in dollars or in euros. Thus, the net sensitivity of these positions to currency exposure is not significant.

The Group’s short-term currency swaps, the notional value of which appears in Note 15.2 to the Consolidated Financial Statements, are used to attempt to optimize the centralized cash management of the Group. Thus, the sensitivity to currency fluctuations which may be induced is likewise considered negligible.

Sensitivity analysis on interest rate and foreign exchange risk

The tables below present the potential impact of an increase or decrease of 10 basis points on the interest rate yield curves for each of the currencies on the fair value of the current financial instruments as of December 31, 2020, 2019 and 2018.

			Change in fair value due to a change in
			interest rate by
Assets / (Liabilities)	Carrying	Estimated	+10 basis	‑10 basis
(M$)	amount	fair value	points	points
As of December 31, 2020
Bonds (non-current portion, before swaps)	(46,239)	(52,246)	440	(440)
Swaps hedging bonds (liabilities)	(1,615)	(1,615)	–	–
Swaps hedging bonds (assets)	3,221	3,221	–	–
Total swaps hedging bonds (assets and liabilities)	1,606	1,606	(70)	70
Current portion of non-current debt after swaps (excluding lease obligations)	(4,674)	(4,696)	2	(2)
Other interest rates swaps	(73)	(73)	18	(18)
Currency swaps and forward exchange contracts	(6)	(6)	–	–
As of December 31, 2019
Bonds (non-current portion, before swaps)	(38,657)	(41,805)	247	(247)
Swaps hedging bonds (liabilities)	(1,694)	(1,694)	–	–
Swaps hedging bonds (assets)	512	512	–	–
Total swaps hedging bonds (assets and liabilities)	(1,182)	(1,182)	(44)	44
Current portion of non-current debt after swaps (excluding lease obligations)	(5,331)	(5,332)	1	(1)
Other interest rates swaps	(7)	(7)	18	(18)
Currency swaps and forward exchange contracts	89	89	–	–
As of December 31, 2018
Bonds (non-current portion, before swaps)	(34,975)	(36,127)	185	(185)
Swaps hedging bonds (liabilities)	(1,880)	(1,880)	–	–
Swaps hedging bonds (assets)	613	613	–	–
Total swaps hedging bonds (assets and liabilities)	(1,267)	(1,267)	(59)	59
Current portion of non-current debt after swaps (excluding capital lease obligations)	(5,027)	(5,027)	–	–
Other interest rates swaps	(37)	(37)	12	(12)
Currency swaps and forward exchange contracts	(34)	(34)	–	–

The impact of changes in interest rates on the cost of debt before tax is as follows:

For the year ended December 31,
(M$)	2020	2019	2018
Cost of net debt	(2,110)	(2,352)	(2,121)
Interest rate translation of :
+ 10 basis points	29	27	29
‑10 basis points	(29)	(27)	(29)

As a result of the policy for the management of currency exposure previously described, the Group’s sensitivity to currency exposure is primarily influenced by the net equity of the subsidiaries whose functional currency is the euro and the ruble, and to a lesser extent, the pound sterling and the Norwegian krone.

This sensitivity is reflected in the historical evolution of the currency translation adjustment recorded in the statement of changes in consolidated shareholders’ equity which, over the course of the last three years, is essentially related to the fluctuation of the euro, the ruble and the pound sterling and is set forth in the table below:

	Dollar / Euro exchange	Dollar / Pound sterling	Dollar / Ruble exchange
	rates	exchange rates	rates
December 31, 2020	0.81	0.73	74.54
December 31, 2019	0.89	0.76	62.27
December 31, 2018	0.87	0.78	69.62

As of December 31, 2020				Pound		Other
(M$)	Total	Euro	Dollar	sterling	Ruble	currencies
Shareholders’ equity at historical exchange rate	113,958	28,893	60,613	4,494	9,913	10,045
Currency translation adjustment before net investment hedge	(10,279)	(2,448)	–	(1,726)	(4,253)	(1,852)
Net investment hedge – open instruments	23	23	–	–	–	–
Shareholders’ equity at exchange rate as of December 31, 2020	103,702	26,468	60,613	2,768	5,660	8,193

As of December 31, 2019				Pound		Other
(M$)	Total	Euro	Dollar	sterling	Ruble	currencies
Shareholders’ equity at historical exchange rate	128,281	37,687	66,005	5,635	9,900	9,054
Currency translation adjustment before net investment hedge	(11,501)	(4,443)	–	(1,830)	(3,355)	(1,873)
Net investment hedge – open instruments	(2)	(2)	–	–	–	–
Shareholders’ equity at exchange rate as of December 31, 2019	116,778	33,241	66,005	3,805	6,545	7,182

As of December 31, 2018				Pound		Other
(M$)	Total	Euro	Dollar	sterling	Ruble	currencies
Shareholders’ equity at historical exchange rate	126,953	41,518	59,125	9,077	8,248	8,985
Currency translation adjustment before net investment hedge	(11,321)	(3,706)	–	(1,960)	(3,892)	(1,763)
Net investment hedge – open instruments	8	8	–	–	–	–
Shareholders’ equity at exchange rate as of December 31, 2018	115,640	37,820	59,125	7,117	4,356	7,222

Based on the 2020 financial statements, a conversion using rates different from + or - 10% for each of the currencies below would have the following impact on shareholders equity and net income (Group share):

As of December 31, 2020		Pound
(M$)	Euro	sterling	Ruble
Impact of an increase of 10% of exchange rates on :
– shareholders equity	2,647	277	566
– net income (Group share)	(189)	(64)	29
Impact of a decrease of (10)% of exchange rates on :
– shareholders equity	(2,647)	(277)	(566)
– net income (Group share)	189	64	(29)

Stock market risk

The Group holds interests in a number of publicly-traded companies (see Note 8 to the Consolidated Financial Statements). The market value of these holdings fluctuates due to various factors, including stock market trends, valuations of the sectors in which the companies operate, and the economic and financial condition of each individual company.

Liquidity risk

TOTAL SE has committed credit facilities granted by international banks allowing it to benefit from significant liquidity reserves.

As of December 31, 2020, these credit facilities amounted to $14,902 million, of which $11,256 million were unutilized. The agreements underpinning credit facilities granted to TOTAL SE do not contain conditions related to the Company’s financial ratios, to its credit ratings from specialized agencies, or to the occurrence of events that could have a material adverse effect on its financial position.

As of December 31, 2020, the aggregated amount of the main committed credit facilities granted by international banks to the Group’s companies, including TOTAL SE, was $16,282 million, of which $11,808 million were unutilized. Credit facilities granted to the Group’s companies other than TOTAL SE are not intended to fund the Group’s general corporate purposes; they are intended to fund either general corporate purposes of the borrowing affiliate, or a specific project.

The following tables show the maturity of the financial assets and liabilities of the Group as of December 31, 2020, 2019 and 2018 (see Note 15.1 to the Consolidated Financial Statements).

As of December 31, 2020
Assets/(Liabilities)	Less than					More than
(M$)	one year	1-2 years	2-3 years	3-4 years	4-5 years	5 years	Total
Non-current financial debt (notional value excluding interests)	–	(9,849)	(5,762)	(5,990)	(4,321)	(30,951)	(56,873)
Non-current financial assets excluding derivative financial instruments	–	59	42	45	46	1,259	1,451
Current borrowings	(17,099)	–	–	–	–	–	(17,099)
Other current financial liabilities	(203)	–	–	–	–	–	(203)
Current financial assets	4,630	–	–	–	–	–	4,630
Assets and liabilities available for sale or exchange	(313)	–	–	–	–	–	(313)
Cash and cash equivalents	31,268	–	–	–	–	–	31,268
Net amount before financial expense	18,283	(9,790)	(5,720)	(5,945)	(4,275)	(29,692)	(37,139)
Financial expense on non-current financial debt	(930)	(888)	(825)	(696)	(603)	(5,833)	(9,775)
Interest differential on swaps	(163)	(149)	(158)	(173)	(196)	(930)	(1,769)
NET AMOUNT	17,190	(10,827)	(6,703)	(6,814)	(5,074)	(36,455)	(48,683)

As of December 31, 2019
Assets/(Liabilities)	Less than					More than
(M$)	one year	1-2 years	2-3 years	3-4 years	4-5 years	5 years	Total
Non-current financial debt (notional value excluding interests)	–	(5,683)	(6,102)	(5,172)	(5,802)	(24,435)	(47,194)
Non-current financial assets excluding derivative financial instruments	–	68	24	9	4	228	333
Current borrowings	(14,819)	–	–	–	–	–	(14,819)
Other current financial liabilities	(487)	–	–	–	–	–	(487)
Current financial assets	3,992	–	–	–	–	–	3,992
Assets and liabilities available for sale or exchange	(301)	–	–	–	–	–	(301)
Cash and cash equivalents	27,352	–	–	–	–	–	27,352
Net amount before financial expense	15,737	(5,615)	(6,078)	(5,163)	(5,798)	(24,207)	(31,124)
Financial expense on non-current financial debt	(807)	(724)	(650)	(594)	(482)	(2,215)	(5,472)
Interest differential on swaps	(350)	(325)	(297)	(255)	(224)	(1,046)	(2,497)
NET AMOUNT	14,580	(6,664)	(7,025)	(6,012)	(6,504)	(27,468)	(39,093)

As of December 31, 2018
Assets/(Liabilities)	Less than					More than
(M$)	one year	1-2 years	2-3 years	3-4 years	4-5 years	5 years	Total
Non-current financial debt (notional value excluding interests)	–	(5,432)	(3,966)	(5,158)	(4,983)	(19,910)	(39,449)
Current borrowings	(13,306)	–	–	–	–	–	(13,306)
Other current financial liabilities	(478)	–	–	–	–	–	(478)
Current financial assets	3,654	–	–	–	–	–	3,654
Assets and liabilities available for sale or exchange	15	–	–	–	–	–	15
Cash and cash equivalents	27,907	–	–	–	–	–	27,907
Net amount before financial expense	17,792	(5,432)	(3,966)	(5,158)	(4,983)	(19,910)	(21,657)
Financial expense on non-current financial debt	(718)	(682)	(598)	(506)	(427)	(1,037)	(3,968)
Interest differential on swaps	(484)	(412)	(369)	(309)	(234)	(869)	(2,677)
NET AMOUNT	16,590	(6,526)	(4,933)	(5,973)	(5,644)	(21,816)	(28,302)

The following table sets forth financial assets and liabilities related to operating activities as of December 31, 2020, 2019 and 2018 (see Note 14 of the Notes to the Consolidated Financial Statements).

As of December 31,
Assets/(Liabilities)
(M$)	2020	2019	2018
Accounts payable	(23,574)	(28,394)	(26,134)
Other operating liabilities	(14,302)	(16,262)	(13,286)
including derivative financial instruments related to commodity contracts (liabilities)	(3,666)	(5,333)	(3,429)
Accounts receivable, net	14,068	18,488	17,270
Other operating receivables	8,043	11,506	9,733
including derivative financial instruments related to commodity contracts (assets)	1,428	4,791	2,731
TOTAL	(15,765)	(14,662)	(12,417)

These financial assets and liabilities mainly have a maturity date below one year.

Credit risk

Credit risk is defined as the risk of the counterparty to a contract failing to perform or pay the amounts due.

The Group is exposed to credit risks in its operating and financing activities. The Group’s maximum exposure to credit risk is partially related to financial assets recorded on its balance sheet, including energy derivative instruments that have a positive market value.

The following table presents the Group’s maximum credit risk exposure:

As of December 31,
Assets/(Liabilities)
(M$)	2020	2019	2018
Loans to equity affiliates (note 8)	5,129	3,999	4,755
Loans and advances (note 6)	2,458	1,982	1,877
Other non-current financial assets related to operational activities (note 6)	287	332	471
Non-current financial assets (note 15.1)	4,781	912	680
Accounts receivable (note 5)	14,068	18,488	17,270
Other operating receivables (note 5)	8,043	11,506	9,733
Current financial assets (note 15.1)	4,630	3,992	3,654
Cash and cash equivalents (note 15.1)	31,268	27,352	27,907
TOTAL	70,664	68,563	66,347

The valuation allowance on accounts receivable, other operating receivables and on loans and advances is detailed in Notes 5 and 6 to the Consolidated Financial Statements.

As part of its credit risk management related to operating and financing activities, the Group has developed margining agreements with certain counterparties. As of December 31, 2020, the net margin call paid amounted to $(1,556) million (against $2,486 million paid as of December 31, 2019 and $2,581 million paid as of December 31, 2018).

The Group has established a number of programs for the sale of receivables, without recourse, with various banks, primarily to reduce its exposure to such receivables. As a result of these programs the Group retains no risk of payment default after the sale, but may continue to service the customer accounts as part of a service arrangement on behalf of the buyer and is required to pay to the buyer payments it receives from the customers relating to the receivables sold. As of December 31, 2020, the net value of receivables sold amounted to $6,446 million. The Group has substantially transferred all the risks and rewards related to receivables. No financial asset or liability remains recognized in the consolidated balance sheet after the date of sale.

Furthermore, in 2020 the Group conducted several operations of reverse factoring for a value of $23 million.

Credit risk is managed by the Group’s business segments as follows:

-     Exploration & Production segment

Risks arising under contracts with government authorities or other oil companies or under long-term supply contracts necessary for the development of projects are evaluated during the project approval process. The long-term aspect of these contracts and the high-quality of the other parties lead to a low level of credit risk.

Risks related to commercial operations, other than those described above (which are, in practice, directly monitored by subsidiaries), are subject to procedures for establishing credit limits and reviewing outstanding balances.

-     Integrated Gas, Renewables & Power segment

-	Gas & Power activities

Trading Gas & Power activities deal with counterparties in the energy, industrial and financial sectors throughout the world. Financial institutions providing credit risk coverage are highly rated international banks and insurance groups.

Potential counterparties are subject to credit assessment and approval before concluding transactions and are thereafter subject to regular review, including re-appraisal and approval of the limits previously granted.

The creditworthiness of counterparties is assessed based on an analysis of quantitative and qualitative data regarding financial standing and business risks, together with the review of any relevant third party and market information, such as data published by rating agencies. On this basis, credit limits are defined for each potential counterparty and, where appropriate, transactions are subject to specific authorizations.

Credit exposure, which is essentially an economic exposure or an expected future physical exposure, is permanently monitored and subject to sensitivity measures.

Credit risk is mitigated by the systematic use of industry standard contractual frameworks that permit netting, enable requiring added security in case of adverse change in the counterparty risk, and allow for termination of the contract upon occurrence of certain events of default.

About the Professionals and Retail Gas and Power Sales activities, credit risk management policy is adapted to the type of customer either through the use of procedures of prepayments and appropriate collection, especially for mass customers or through credit insurances and sureties/guarantees obtaining.  For the Professionals segment, the segregation of duties between the commercial and financial teams allows an “a priori” control of risks.

-	Renewables and Carbon Neutrality Businesses (CNB)

Internal procedures for the Renewables division and the Carbon Neutrality Business division include rules on credit risk management. Procedures to monitor customer risk are defined at the local level, especially for SunPower,  Saft and Greenflex (rules for the approval of credit limits, use of guarantees, monitoring and assessment of the receivables portfolio,...).

-     Refining & Chemicals segment

-	Refining & Chemicals activities

Credit risk is primarily related to commercial receivables. Internal procedures of Refining & Chemicals include rules for the management of credit describing the fundamentals of internal control in this domain. Each Business Unit implements the procedures of the activity for managing and provisioning credit risk according to the size of the subsidiary and the market in which it operates. The principal elements of these procedures are:

-	implementation of credit limits with different authorization schemes;
-	use of insurance policies or specific guarantees (letters of credit);
-	regular monitoring and assessment of overdue accounts (aging balance), including dunning procedures.

Counterparties are subject to credit assessment and approval prior to any transaction being concluded. Regular reviews are made for all active counterparties including a re-appraisal and renewing of the granted credit limits. The limits of the counterparties are assessed based on quantitative and qualitative data regarding financial standing, together with the review of any relevant third party and market information, such as that provided by rating agencies and insurance companies.

-	Trading & Shipping activities

Trading & Shipping deals with commercial counterparties and financial institutions located throughout the world. Counterparties to physical and derivative transactions are primarily entities involved in the oil and gas industry or in the trading of energy commodities, or financial institutions. Credit risk coverage is arranged with financial institutions, international banks and insurance groups selected in accordance with strict criteria.

The Trading & Shipping division applies a strict policy of internal delegation of authority in order to set up credit limits by country and counterparty and approval processes for specific transactions. Credit exposures contracted under these limits and approvals are monitored on a daily basis.

Potential counterparties are subject to credit assessment and approval prior to any transaction being concluded and all active counterparties are subject to regular reviews, including re-appraisal and approval of granted limits. The creditworthiness of counterparties is assessed based on an analysis of quantitative and qualitative data regarding financial standing and business risks, together with the review of any relevant third party and market information, such as ratings published by Standard & Poor’s, Moody’s Investors Service and other agencies.

Contractual arrangements are structured so as to maximize the risk mitigation benefits of netting between transactions wherever possible and additional protective terms providing for the provision of security in the event of financial deterioration and the termination of transactions on the occurrence of defined default events are used to the greatest permitted extent.

Credit risks in excess of approved levels are secured by means of letters of credit and other guarantees, cash deposits and insurance arrangements. In respect of derivative transactions, risks are secured by margin call contracts wherever possible.

-     Marketing & Services segment

Internal procedures for the Marketing & Services division include rules on credit risk that describe the basis of internal control in this domain, including the separation of authority between commercial and financial operations.

Credit policies are defined at the local level and procedures to monitor customer risk are implemented (credit committees at the subsidiary level, the creation of credit limits for corporate customers, etc.). Each entity also implements monitoring of its outstanding receivables. Risks related to credit may be mitigated or limited by subscription of credit insurance and/or requiring security or guarantees.